S-K 1603(a) SPAC Sponsor	May 21, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Tribeca Strategic Partners Holdco LLC
SPAC Sponsor Form of Organization	Limited Liability Company